MATERIAL ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Plant and equipment are recorded at cost and depreciated using the straight-line method at rates varying from 5% to 30% annually. The accumulated costs of mineral properties are depleted using the units of production method based on the estimated future production.